UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 43.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$543,100
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	610,258

		$1,153,358

Automotive — 2.0%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,375,944
Ford Motor Credit Co., LLC, 3.079%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,552,170
Ford Motor Credit Co., LLC, 3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	700,815
General Motors Co., 4.20%, 10/1/27	2,383	2,251,033
General Motors Financial Co., Inc., 3.189%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	808,368
General Motors Financial Co., Inc., 3.327%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,112,629
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,083,536

		$9,884,495

Banks — 17.4%
American Express Co., 3.625%, 12/5/24	$1,162	$1,140,555
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,062,479
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,318,906
Banco Santander SA, 3.125%, 2/23/23	1,645	1,562,459
Bank of America Corp., 2.727%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,699,634
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,386,105
Bank of America Corp., 3.106%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,400,214
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,377,318
Bank of America Corp., 3.30%, 1/11/23	1,237	1,219,131
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,004,753
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,654,904
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	674,560
Barclays PLC, 4.836%, 5/9/28	1,480	1,392,655
BGC Partners, Inc., 5.375%, 7/24/23	3,571	3,573,729
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	868,554
Capital One Financial Corp., 2.50%, 5/12/20	485	479,139
Capital One Financial Corp., 3.059%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,291,198
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,075,287
Capital One Financial Corp., 3.75%, 4/24/24	700	688,306
Capital One, N.A., 2.65%, 8/8/22	1,780	1,712,040
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,523,357
Citigroup, Inc., 3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	1,700	1,715,913
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,241,612
Citigroup, Inc., 3.70%, 1/12/26	1,000	971,366
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	882,812
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	3,709	3,642,255
Citigroup, Inc., 4.50%, 1/14/22	725	745,931
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,380,897
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,006,186
Discover Bank, 3.20%, 8/9/21	950	938,052

Security	Principal Amount (000’s omitted)	Value
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	$1,200	$1,189,164
Discover Financial Services, 3.95%, 11/6/24	490	479,560
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,146,342
First Horizon National Corp., 3.50%, 12/15/20	702	703,391
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,845,299
Goldman Sachs Group, Inc. (The), 3.484%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	1,226	1,227,830
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	872,325
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	943,599
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,465,717
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,224,894
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,913,010
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	974,455
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,499,800
JPMorgan Chase & Co., 5.00% to 7/1/19(3)(4)	1,700	1,714,875
JPMorgan Chase & Co., 5.625%, 8/16/43	628	715,088
Lazard Group, LLC, 4.50%, 9/19/28	1,467	1,444,165
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,509,283
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	1,961,251
Morgan Stanley, 4.00%, 7/23/25	2,220	2,213,525
Morgan Stanley, 4.875%, 11/1/22	1,132	1,173,672
PPTT, 2006-A GS, Class A, 5.996%(1)(4)(5)	259	262,791
Regions Financial Corp., 2.75%, 8/14/22	640	617,628
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	703,824
Synovus Financial Corp., 3.125%, 11/1/22	622	598,159
Wells Fargo & Co., 3.45%, 2/13/23	948	931,917

		$84,961,871

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$734,287
Keurig Dr Pepper, Inc., 3.43%, 6/15/27	618	572,007
Keurig Dr Pepper, Inc., 3.551%, 5/25/21(1)	722	721,142
Keurig Dr Pepper, Inc., 4.057%, 5/25/23(1)	470	471,073

		$2,498,509

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$1,300	$1,193,636
Vulcan Materials Co., 4.50%, 6/15/47	479	429,872

		$1,623,508

Chemicals — 0.9%
Cydsa SAB de CV, 6.25%, 10/4/27(1)	$1,490	$1,426,675
Mexichem SAB de CV, 5.50%, 1/15/48(1)	2,000	1,842,500
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,281,318

		$4,550,493

Commercial Services — 0.6%
Block Financial, LLC, 5.25%, 10/1/25	$870	$876,804
Ecolab, Inc., 3.95%, 12/1/47	883	841,008
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,071,391

		$2,789,203

Computers — 1.7%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$2,350	$2,386,281
DXC Technology Co., 2.875%, 3/27/20	800	793,614
DXC Technology Co., 3.271%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	2,500	2,500,043

Security	Principal Amount (000’s omitted)	Value
Hewlett Packard Enterprise Co., 3.105%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	$1,079	$1,080,193
Microchip Technology, Inc., 4.333%, 6/1/23(1)	1,664	1,655,034

		$8,415,165

Diversified Financial Services — 4.6%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,192,947
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,700,000
Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,181,475
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,167,250
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)	540	510,881
Brookfield Finance, Inc., 3.90%, 1/25/28	3,600	3,426,498
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,102,283
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	429,773
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	477,532
Synchrony Financial, 3.578%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,488,200
Synchrony Financial, 3.95%, 12/1/27	2,635	2,391,873
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,421,284

		$22,489,996

Electric Utilities — 0.3%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,059,010
ITC Holdings Corp., 4.05%, 7/1/23	680	680,037

		$1,739,047

Electrical and Electronic Equipment — 0.8%
Jabil, Inc., 3.95%, 1/12/28	$1,108	$1,040,855
Jabil, Inc., 4.70%, 9/15/22	920	937,664
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,203,321

		$4,181,840

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$398,500
Kraft Heinz Foods Co., 3.375%, 6/15/21	297	295,601
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,243,355
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,433,514

		$3,370,970

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,425,325

		$1,425,325

Healthcare Products — 0.4%
Becton Dickinson and Co., 3.261%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,754	$1,756,708

		$1,756,708

Home Construction — 0.5%
Lennar Corp., 4.125%, 1/15/22	$313	$312,230
Lennar Corp., 4.50%, 11/15/19	1,150	1,161,500
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	902,400

		$2,376,130

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$802,233

		$802,233

Security	Principal Amount (000’s omitted)	Value
Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,396,918

		$1,396,918

Insurance — 0.1%
Principal Financial Group, Inc., 4.30%, 11/15/46	$534	$504,711

		$504,711

Internet Software & Services — 0.2%
Symantec Corp., 5.00%, 4/15/25(1)	$916	$910,042

		$910,042

Lodging and Gaming — 0.2%
MGM Resorts International, 4.625%, 9/1/26	$900	$843,480

		$843,480

Machinery — 0.1%
Wabtec Corp., 3.382%, (3 mo. USD LIBOR + 1.05%), 9/15/21(2)	$431	$431,940

		$431,940

Mining — 0.4%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$850,500
Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,210,740

		$2,061,240

Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc., 3.50%, 12/1/24	$442	$423,833

		$423,833

Oil and Gas — 1.8%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,443,025
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,495,200
Nabors Industries, Inc., 4.625%, 9/15/21	983	972,987
Noble Energy, Inc., 3.90%, 11/15/24	937	921,163
Oceaneering International, Inc., 4.65%, 11/15/24	1,035	992,121
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,586,100
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,437,987

		$8,848,583

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$862,138

		$862,138

Pharmaceuticals — 1.5%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,038,650
CVS Health Corp., 3.70%, 3/9/23	2,769	2,759,410
CVS Health Corp., 4.10%, 3/25/25	998	996,303
CVS Health Corp., 4.30%, 3/25/28	2,393	2,373,953
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	219	215,485

		$7,383,801

Pipelines — 0.6%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$440,965
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	770,497
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	939,419
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	592,330

		$2,743,211

Security	Principal Amount (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$832,500
Crown Castle International Corp., 3.20%, 9/1/24	851	810,421
Crown Castle International Corp., 3.65%, 9/1/27	750	705,629
DDR Corp., 3.625%, 2/1/25	874	828,928
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,209,895
EPR Properties, 4.50%, 6/1/27	1,350	1,291,866
EPR Properties, 4.95%, 4/15/28	725	713,337

		$6,392,576

Retail-Specialty and Apparel — 1.0%
Dollar Tree, Inc., 3.70%, 5/15/23	$1,476	$1,457,924
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	966,480
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	307,169
Tapestry, Inc., 4.125%, 7/15/27	2,491	2,370,503

		$5,102,076

Software — 0.4%
CA, Inc., 4.70%, 3/15/27	$909	$910,782
IQVIA, Inc., 5.00%, 10/15/26(1)	930	914,423

		$1,825,205

Technology — 0.5%
Western Digital Corp., 4.75%, 2/15/26	$2,412	$2,337,107

		$2,337,107

Telecommunications — 2.4%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,017,880
AT&T, Inc., 3.60%, 2/17/23	1,834	1,823,614
AT&T, Inc., 4.10%, 2/15/28(1)	2,390	2,320,673
Nokia Oyj, 4.375%, 6/12/27	1,500	1,447,500
Verizon Communications, Inc., 3.414%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	1,108	1,118,577
Verizon Communications, Inc., 4.329%, 9/21/28(1)	2,407	2,425,611
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,405,564

		$11,559,419

Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$878,527

		$878,527

Utilities — 1.2%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,335,123
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,392,148
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	869	855,812
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	995,379
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,122,457

		$5,700,919

Total Corporate Bonds & Notes (identified cost $219,316,693)		$214,224,577

Agency Mortgage-Backed Securities — 12.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$790	$823,356
Pool #C03490, 4.50%, 8/1/40	633	660,004
Pool #C09031, 2.50%, 2/1/43	1,765	1,639,718
Pool #G07589, 5.50%, 6/1/41	2,813	3,055,612
Pool #G08596, 4.50%, 7/1/44	860	893,106
Pool #G08670, 3.00%, 10/1/45	1,437	1,378,214
Pool #G08701, 3.00%, 4/1/46	2,213	2,120,941
Pool #G08717, 4.00%, 8/1/46	2,001	2,026,415
Pool #G08738, 3.50%, 12/1/46	1,935	1,909,657
Pool #G08758, 4.00%, 4/1/47	1,832	1,853,711
Pool #G60608, 4.00%, 5/1/46	3,105	3,148,329
Pool #G60761, 3.00%, 10/1/43	2,176	2,099,473
Pool #Q10378, 3.00%, 8/1/42	1,097	1,057,993
Pool #Q17453, 3.50%, 4/1/43	1,696	1,684,746
Pool #Q34310, 3.50%, 6/1/45	1,994	1,969,502
Pool #Q40264, 3.50%, 5/1/46	1,597	1,575,585
Pool #Q45051, 3.00%, 12/1/46	3,384	3,246,263
Pool #Q46889, 3.50%, 3/1/47	2,689	2,666,521
Pool #Q47999, 4.00%, 5/1/47	3,727	3,785,624

		$37,594,770

Federal National Mortgage Association:
Pool #AB3678, 3.50%, 10/1/41	$3,561	$3,539,903
Pool #AL7524, 5.00%, 7/1/41	967	1,026,109
Pool #AS3892, 4.00%, 11/1/44	1,099	1,114,829
Pool #AS5332, 4.00%, 7/1/45	1,272	1,291,214
Pool #AS6014, 4.00%, 10/1/45	850	863,558
Pool #AS9721, 4.00%, 6/1/47	2,733	2,763,878
Pool #BA0891, 3.50%, 1/1/46	2,465	2,432,459
Pool #BA3938, 3.50%, 1/1/46	1,949	1,923,379
Pool #BD1183, 3.50%, 12/1/46	1,310	1,292,522
Pool #BE2316, 3.50%, 1/1/47	3,069	3,025,065
Pool #MA0634, 4.50%, 1/1/31	647	671,572
Pool #MA1789, 4.50%, 2/1/44	819	851,175
Pool #MA2653, 4.00%, 6/1/46	2,018	2,042,945

		$22,838,608

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,719	$1,712,720

		$1,712,720

Total Agency Mortgage-Backed Securities (identified cost $65,089,477)		$62,146,098

Collateralized Mortgage Obligations — 4.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$982	$981,806

Security	Principal Amount (000’s omitted)	Value
Series 4030, Class PA, 3.50%, 6/15/40	$1,460	$1,461,347
Series 4423, Class A, 3.50%, 10/15/39	1,385	1,389,022

		$3,832,175

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.716%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$748,342
Series 2018-DNA1, Class M1, 2.666%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,205	1,204,747

		$1,953,089

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$282	$297,914
Series 2011-135, Class PK, 4.50%, 5/25/40	990	1,019,422
Series 2013-6, Class HD, 1.50%, 12/25/42	281	256,890
Series 2013-130, Class EA, 3.00%, 6/25/38	1,223	1,207,192
Series 2014-70, Class KP, 3.50%, 3/25/44	1,288	1,287,244

		$4,068,662

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.466%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,300	$2,654,764
Series 2014-C02, Class 1M2, 4.816%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,050	2,190,805
Series 2014-C02, Class 2M2, 4.816%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,009	1,073,148
Series 2014-C03, Class 1M2, 5.216%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,207	1,301,913
Series 2014-C03, Class 2M2, 5.116%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,058	2,201,190
Series 2017-C05, Class 1M2, 4.416%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	400	412,712
Series 2017-C06, Class 1M2, 4.866%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,333,776
Series 2018-C03, Class 1M1, 2.896%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	508	508,984

		$11,677,292

Total Collateralized Mortgage Obligations (identified cost $21,628,740)		$21,531,218

Commercial Mortgage-Backed Securities — 7.1%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.587%, 12/10/54(6)	$1,050	$1,043,451
Series 2016-C7, Class D, 4.587%, 12/10/54(1)(6)	2,000	1,781,019
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.658%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	3,001,634
COMM Mortgage Trust
Series 2014-CR21, Class C, 4.562%, 12/10/47(6)	500	484,521
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.508%, 12/15/49(6)	1,500	1,473,806
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.71%, 9/15/47(6)	2,530	2,455,995
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(6)	500	427,668
Series 2014-C23, Class D, 4.099%, 9/15/47(1)(6)	250	221,089
Series 2014-C25, Class D, 4.093%, 11/15/47(1)(6)	1,960	1,664,314
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.586%, 8/15/46(1)(6)	2,000	2,000,458
Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,404,907
Series 2013-C13, Class D, 4.125%, 1/15/46(1)(6)	2,000	1,939,330

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	$1,000	$788,086
Motel 6 Trust
Series 2017-MTL6, Class C, 3.558%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,472	1,475,237
Series 2017-MTL6, Class D, 4.308%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	596	598,188
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.263%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	5,008,480
RETL Trust
Series 2018-RVP, Class A, 3.258%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	2,899	2,912,414
Toorak Mortgage Corp., Ltd.
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,333,185
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.694%, 9/15/58(6)	900	891,197
Series 2015-SG1, Class C, 4.618%, 9/15/48(6)	1,500	1,465,336

Total Commercial Mortgage-Backed Securities (identified cost $34,155,913)		34,370,315

Asset-Backed Securities — 19.6%

Security	Principal Amount (000’s omitted)	Value
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$528	$523,905
Series 2018-1A, Class B, 5.437%, 1/16/38(1)	627	633,143
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	55	54,693
Series 2017-4, Class A, 2.00%, 7/10/20(1)	379	378,483
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	607,802
Series 2016-4, Class A3, 1.53%, 7/8/21	736	732,757
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	559	558,694
Avant Loans Funding Trust
Series 2017-B, Class A, 2.29%, 6/15/20(1)	297	297,217
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	1,667	1,667,828
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	750	750,813
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,875,328
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.77%, 12/19/19(1)	161	160,402
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 4.039%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	1,001,093
Series 2016-1A, Class DR, 5.139%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	996,556
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 3.638%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	1,001,212
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	999,200
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,338,910
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,186,869

Security	Principal Amount (000’s omitted)	Value
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.22%, 4/25/47(1)	$1,086	$1,100,217
Conn Funding II L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(1)	285	285,182
Series 2018-A, Class A, 3.25%, 1/15/23(1)	390	389,584
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	2,000	2,016,023
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,275	2,278,365
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	337	331,801
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.74%, 4/20/48(1)	773	769,721
Dryden Senior Loan Fund
Series 2018-55A, Class D, 4.89%, (3 mo. USD LIBOR + 2.85%), 4/5/31(1)(2)	1,000	992,850
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,016	1,010,927
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	21	20,607
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	150	149,943
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.09%, 4/30/47(1)	988	1,002,494
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	473,781
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,263	2,244,519
Hardee’s Funding, LLC
Series 2018-1A, Class AI, 4.25%, 6/20/48(1)	980	980,020
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	936	930,753
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.308%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	364,511
Series 2017-SFR2, Class C, 3.608%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	463,564
Series 2018-SFR1, Class B, 3.108%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	378,923
Series 2018-SFR1, Class C, 3.408%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	445,795
Series 2018-SFR2, Class A, 3.058%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,566	5,579,997
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	909	908,511
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,021	1,012,562
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	3,276	3,275,756
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,037	1,039,113
Series 2015-1A, Class B, 3.85%, 3/18/26(1)	1,200	1,207,788
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	17	17,309
Series 2016-2A, Class A, 4.10%, 3/20/28(1)	447	450,167
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,892,782
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.26%, 9/5/48(1)	2,080	2,080,380
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	535	535,053
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	750	751,243

Security	Principal Amount (000’s omitted)	Value
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	$2,914	$2,911,157
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	605	604,840
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	2,114	2,108,499
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,996,727
Series 2018-1A, Class A, 3.11%, 6/17/24(1)	1,473	1,473,738
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	3,750	3,750,259
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	4,971,465
Santander Drive Auto Receivables Trust
Series 2017-3, Class A3, 1.87%, 6/15/21	1,367	1,362,910
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.52%, 3/25/20(1)	260	258,989
Sierra Receivables Funding Co., LLC
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	383	381,931
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	135	134,546
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	1,652	1,650,271
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	424	420,159
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	775	772,785
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.83%, 5/25/46(1)	2,364	2,368,124
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	767	759,626
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	877	874,341
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,816	1,871,965
Towd Point Asset Trust
Series 2018-SL1, Class A, 2.82%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,572	4,552,022
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.25%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	996,500
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.07%, 2/16/43(1)	1,375	1,377,205
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	864	861,042
Voya CLO, Ltd.
Series 2018-2A, Class B1, 3.92%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	1,001,123
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,925	2,932,144
Wheels SPV, LLC
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	775	769,770
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	993,629

Total Asset-Backed Securities (identified cost $95,622,647)		$95,300,913

U.S. Treasury Obligations — 6.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.00%, 2/15/48	$2,425	$2,333,210
U.S. Treasury Bond, 3.125%, 5/15/48	2,055	2,027,065
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(8)	8,956	9,594,747
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22(8)	9,961	9,682,026
U.S. Treasury Note, 2.625%, 6/30/23	1,322	1,303,513
U.S. Treasury Note, 2.875%, 5/15/28	8,991	8,857,891

Total U.S. Treasury Obligations (identified cost $34,360,561)		$33,798,452

Senior Floating-Rate Loans — 2.5%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,250	$1,255,729

		$1,255,729

Business Equipment and Services — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), 3/1/24	$1,083	$1,088,148

		$1,088,148

Cable and Satellite Television — 0.4%
UPC Financing Partnership, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$833	$833,259
Ziggo Secured Finance Partnership, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	982,969

		$1,816,228

Drugs — 0.4%
Jaguar Holding Company II, Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,870	$1,873,841

		$1,873,841

Electronics/Electrical — 0.5%
Infor (US), Inc., Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), 2/1/22	$1,866	$1,872,699
MA FinanceCo., LLC, Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), 6/21/24	81	80,749
Seattle Spinco, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), 6/21/24	547	544,905

		$2,498,353

Equipment Leasing — 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.16%, (1 mo. USD LIBOR + 2.00%), 1/15/25	$1,796	$1,803,359

		$1,803,359

Food/Drug Retailers — 0.2%
Albertsons, LLC, Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), 8/25/21	$995	$997,263

		$997,263

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 0.2%
Sprint Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), 2/2/24	$848	$850,498

		$850,498

Total Senior Floating-Rate Loans (identified cost $12,157,200)		$12,183,419

Short-Term Investments — 2.2%

Commercial Paper — 0.3%

Security	Principal Amount (000’s omitted)	Value
AT&T, Inc., 3.14%, 5/28/19(1)	$1,450	$1,422,337

Total Commercial Paper (identified cost $1,421,121)		$1,422,337

Other — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(10)	9,420,561	$9,420,561

Total Other (identified cost $9,420,640)		$9,420,561

Total Short-Term Investments (identified cost $10,841,761)		$10,842,898

Total Investments — 99.3% (identified cost $493,172,992)		$484,397,890

Other Assets, Less Liabilities — 0.7%		$3,364,917

Net Assets — 100.0%		$487,762,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $145,548,372 or 29.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at September 30, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2018.

(7)	Step coupon security. Interest rate represents the rate in effect at September 30, 2018.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $119,690.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	158	Long	Dec-18	$33,296,031	$(84,178)
U.S. 5-Year Treasury Note	49	Short	Dec-18	(5,511,352)	42,417
U.S. Ultra 10-Year Treasury Note	180	Short	Dec-18	(22,680,000)	345,662
U.S. Ultra-Long Treasury Bond	292	Long	Dec-18	45,050,125	(1,408,572)

					$(1,104,671)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

Currency Abbreviations:

USD	-	United States Dollar

At September 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $388,079 and $1,492,750, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$214,224,577	$—	$214,224,577
Agency Mortgage-Backed Securities	—	62,146,098	—	62,146,098
Collateralized Mortgage Obligations	—	21,531,218	—	21,531,218
Commercial Mortgage-Backed Securities	—	34,370,315	—	34,370,315
Asset-Backed Securities	—	95,300,913	—	95,300,913
U.S. Treasury Obligations	—	33,798,452	—	33,798,452
Senior Floating-Rate Loans	—	12,183,419	—	12,183,419
Short-Term Investments — Commercial Paper	—	1,422,337	—	1,422,337
Other	—	9,420,561	—	9,420,561
Total Investments	$—	$484,397,890	$—	$484,397,890
Futures Contracts	$388,079	$—	$—	$388,079
Total	$388,079	$484,397,890	$—	$484,785,969

Liability Description
Futures Contracts	$(1,492,750)	$—	$—	$(1,492,750)
Total	$(1,492,750)	$—	$—	$(1,492,750)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018